Significant Contingent Liabilities and Unrecognized Contract Commitments	6 Months Ended
Jun. 30, 2025
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments

33. Significant contingent liabilities and unrecognized contract commitments

a)	The significant contingent liabilities incurred after the reporting period are provided in Note 34.

b)	The significant unrecognized contract commitments are listed below:

i)	As of June 30, 2025 and December 31, 2024, the guaranteed notes secured for service project or warranty of NSGUARD Technology Inc. amounted to $61,538 and $54,851, respectively.

ii)	As of June 30, 2025 and December 31, 2024, the banker’s letter of guarantee issued by the bank at the request of Gorilla Technology Egypt amounted to $8,063,312 and $7,869,368, respectively.

iii)	As of June 30, 2025 and December 31, 2024, the banker’s letter of guarantee issued by the bank at the request of Gorilla Technology Inc. amounted to $1,180,508 and $1,126,922, respectively.

iv)	As of June 30, 2025 and December 31, 2024, the banker’s letter of guarantee issued by the bank at the request of NSGUARD Technology Inc. amounted to $175,779 and $282,471, respectively.

v)	As of June 30, 2025, the Company had committed to spend approximately $141,807 under agreements to purchase property and equipment. This amount is net of capital advances paid which are recognized in unaudited consolidated balance sheets as “Capital work in progress” under “Property and equipment.”